Fixed assets (Schedule of Fixed Assets) (Details) € in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	[2]	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	€ 340,897
Balance		352,680	$ 366,424		€ 340,897 [1]
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		233,730
Balance		232,861			233,730
Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		78,892
Balance		92,606			78,892
Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		28,240
Balance		27,174			28,240
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		35
Balance		39			35
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		365,301			274,520
Additions		19,158			90,779
Effect of changes in exchange rates		(1)			2
Balance		384,458			365,301
Cost [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		251,027			223,626
Additions		4,999			27,401
Effect of changes in exchange rates		0			0
Balance		256,026			251,027
Cost [member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		78,892			16,607
Additions		13,714			62,285
Effect of changes in exchange rates		0			0
Balance		92,606			78,892
Cost [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		35,192			34,107
Additions		431			1,085
Effect of changes in exchange rates		0			0
Balance		35,623			35,192
Cost [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		190			180
Additions		14			8
Effect of changes in exchange rates		(1)			2
Balance		203			190
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(24,404)			(10,425)
Depreciation for the year		7,375			13,977
Effect of changes in exchange rates		(1)			2
Balance		(31,778)			(24,404)
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(17,297)			(6,286)
Depreciation for the year		5,868			11,011
Effect of changes in exchange rates		0			0
Balance		(23,165)			(17,297)
Depreciation [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		0			0
Depreciation for the year		0			0
Effect of changes in exchange rates		0			0
Balance		0			0
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(6,952)			(4,002)
Depreciation for the year		1,497			2,950
Effect of changes in exchange rates		0			0
Balance		(8,449)			(6,952)
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(155)			(137)
Depreciation for the year		10			16
Effect of changes in exchange rates		(1)			2
Balance		€ (164)			€ (155)

[1]	Reclassified, please see Note 2C.
[2]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)